Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of Composition of the rights Over Leased Assets	The composition of the rights over leased assets as of December 31, 2024 and 2023 is as follows:
	Gross Balance		Accumulated Depreciation		Net Balance
	2024	2023	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Categories
Buildings	126,655	145,849	(63,657)	(75,361)	62,998	70,488
Floor space for ATMs	36,080	33,060	(9,307)	(2,669)	26,773	30,391
Improvements to leased properties	28,783	30,426	(21,675)	(22,416)	7,108	8,010
Total	191,518	209,335	(94,639)	(100,446)	96,879	108,889

Schedule of Changes of the Rights Over Leased Assets	The changes of the rights over leased assets as of December 31, 2024 and 2023 is as follows:
	2024
	Buildings	Floor space for ATMs	Improvements to leased properties	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2024	145,849	33,060	30,426	209,335
Additions	13,892	4,385	872	19,149
Write-downs	(33,019)	(1,197)	(2,515)	(36,731)
Remeasurement	(67)	(168)	—	(235)
Other incremental	—	—	—	—
Total	126,655	36,080	28,783	191,518

Accumulated Depreciation
Balance as of January 1, 2024	(75,361)	(2,669)	(22,416)	(100,446)
Depreciation of the year (*)	(20,939)	(7,733)	(1,135)	(29,807)
Write-downs	32,638	1,123	1,876	35,637
Other incremental	56	(28)	—	(23)
Total	(63,657)	(9,307)	(21,675)	(94,639)

Balance as of December 31, 2024	62,998	26,773	7,108	96,879

(*)	See Note No.37 Depreciation and Amortization.
	2023
	Buildings	Floor space for ATMs	Improvements to leased properties	Total
	MCh$	MCh$	MCh$	MCh$

Gross Balance
Balance as of January 1, 2023	144,482	43,492	28,595	216,569
Additions	16,790	31,033	1,993	49,816
Write-downs	(14,935)	(42,821)	(162)	(57,918)
Remeasurement	(488)	(392)	—	(880)
Other incremental	—	1,748	—	1,748
Total	145,849	33,060	30,426	209,335

Accumulated Depreciation
Balance as of January 1, 2023	(64,352)	(35,735)	(21,561)	(121,648)
Depreciation of the year (*)	(21,459)	(9,736)	(1,017)	(32,212)
Write-downs	10,450	42,802	162	53,414
Total	(75,361)	(2,669)	(22,416)	(100,446)

Balance as of December 31, 2023	70,488	30,391	8,010	108,889

(*)	See Note No.37 Depreciation and Amortization.

Schedule of Future Maturities Lease Liabilities	The future maturities (including unearned interest) of the lease liabilities as of December 31, 2024 and 2023:
	December 2024
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Lease associated to:
Buildings	—	1,692	3,374	14,158	23,675	14,245	10,657	67,801
ATMs	—	699	1,396	6,228	15,353	5,532	28	29,236
Total	—	2,391	4,770	20,386	39,028	19,777	10,685	97,037

	December 2023
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Lease associated to:
Buildings	—	1,737	3,429	12,412	25,178	18,205	15,945	76,906
ATMs	—	641	1,275	5,538	13,932	11,449	15	32,850
Total	—	2,378	4,704	17,950	39,110	29,654	15,960	109,756

Schedule of Changes of the Obligations for Lease Liabilities	The changes of the obligations for lease liabilities and the flows for the years 2024 and 2023 are as follows:
Total cash flow for the year
MCh$
Lease liability
Balances as of January 1, 2023	89,369
Liabilities for new lease agreements	43,931
Interest accrued expenses	1,980
Payments of capital and interests	(32,084)
Remeasurement	(880)
Derecognized contracts	(4,714)
Readjustments	3,878
Balances as of December 31, 2023	101,480

Liabilities for new lease agreements	14,648
Interest accrued expenses	2,381
Payments of capital and interests	(29,991)
Remeasurement	(235)
Derecognized contracts	(457)
Readjustments	3,603
Balances as of December 31, 2024	91,429